Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consist of the following:

	December 31, 2025	December 31, 2024
Property and equipment
Computer and office equipment	$12,276	$106,518
Software	1,000,000	-
Revenue equipment	7,496,830	5,417,435
Subtotal	8,509,106	5,523,953
Less: accumulated depreciation	(4,157,756)	(4,988,918)
Property and equipment, net	$4,351,350	$535,035

Schedule of Disaggregated Information of Revenue Equipment by Types and Arrangements

Disaggregated information of vehicles generating of revenue (categorized in revenue equipment) by types and arrangements as of December 31, 2025 and 2024 are as follows:

	December 31, 2025
	Number of revenue equipment owned with no obligations	Number of revenue equipment owned and pledged for borrowings	Total	Book value of revenue equipment owned with no obligations	Book value of revenue equipment owned and pledged for borrowings	Total
Tractors	55	15	70	$152,334	$38,645	$190,979
Trailers	97	-	97	147,334	-	147,334
Vans	22	9	31	1,439,152	778,819	2,217,971
Total	174	24	198	$1,738,820	$817,464	$2,556,284

	December 31, 2024
	Number of revenue equipment owned with no obligations	Number of revenue equipment owned and pledged for borrowings	Total	Book value of revenue equipment owned with no obligations	Book value of revenue equipment owned and pledged for borrowings	Total
Tractors	40	44	84	$250,114	$103,636	$353,750
Trailers	87	1	88	63,669	16,303	79,972
Vans	50	-	50	61,196	-	61,196
Total	177	45	222	$374,979	$119,939	$494,918